Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Capital Stock [Abstract]
Schedule of Issued and Paid

Issued and paid

	As at September 30,
	2023		2022
	Number	$	Number	$
Common shares	167,610	9,894,326	167,610	9,894,326
Class A preferred shares	1,230,291	79,056,406	1,230,291	79,056,406
Class B preferred shares	1,296,922	82,626,031	1,296,922	82,626,031
Class C preferred shares	2,069,741	116,877,914	2,069,741	116,877,914
Class D-1 preferred shares	1,349,111	100,830,621	744,107	82,274,185
Class D-2 preferred shares	635,327	62,960,906	635,327	62,960,906
	6,749,002	452,246,204	6,143,998	433,689,768

Schedule of Common Share Activity

The following table summarizes common share activity during the year:

	Number	$
Common shares as at September 30, 2021	124,793	7,664,466
Shares issued related to Vayavision acquisition	42,594	2,215,739
Shares issued related to option exercises (note 19)	223	14,121
Common shares as at September 30, 2022	167,610	9,894,326
Common shares as at September 30, 2023	167,610	9,894,326

Schedule of Common Shares

Common shares

	Number of Shares	Amount $
Balance, as at September 30, 2023	167,610	9,894,326
Issuance of common shares upon exercise of the call option	66,550	57,724
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares	239,766,119	444,410,959
Common shares converted per business combination	(240,000,279)	(454,361,009)
Issuance of new common shares per business combination	20,000,000	454,361,009
Issuance to Prospector shareholders (note 3)	8,770,930	55,257,187
Issuance of common shares	682,685	2,994,488
Balance, as at June 30, 2024	29,453,615	512,614,684

Schedule of Earnout Non-Voting Speacial Shares	The Earnout Non-Voting Special Shares are valued at per share amounts ranging from $3.78 (US$2.84) to $5.22 (US$3.93) based on option pricing models that considers the vesting terms of the instruments issued and the following weighted average assumptions
Fair value of the underlying share	US$ 4.74
Exercise price	—
Risk-free interest rate	3.23%
Expected volatility	60%
Expected life	7.00 years
Dividend yield	0%

Schedule of Issued and Outstanding

As at June 30, 2024, the following shares were issued and outstanding:

	Number of Shares	Amount $
Common shares	29,453,615	512,614,684
Class A Non-Voting Special Shares	2,031,250	10,115,625
Class B Non-Voting Special Shares	999,963	5,220,000
Class C Non-Voting Special Shares	999,963	4,970,000
Class D Non-Voting Special Shares	999,963	4,740,000
Class E Non-Voting Special Shares	999,963	4,250,000
Class F Non-Voting Special Shares	999,963	3,780,000
	36,484,680	545,690,309